Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of maturities of senior bonds - Senior Bonds [Member] - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of maturities of senior bonds [Line Items]
Issued debt instruments	$ 6,749,989	$ 8,574,213
Due within 1 year [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of maturities of senior bonds [Line Items]
Issued debt instruments	1,124,558	2,078,202
Due after 1 year but within 2 years [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of maturities of senior bonds [Line Items]
Issued debt instruments	1,047,241	1,147,825
Due after 2 year but within 3 years [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of maturities of senior bonds [Line Items]
Issued debt instruments	742,081	1,221,393
Due after 3 year but within 4 years [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of maturities of senior bonds [Line Items]
Issued debt instruments	1,228,524	742,238
Due after 4 year but within 5 years [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of maturities of senior bonds [Line Items]
Issued debt instruments	1,250,897	1,278,746
Due after 5 years [Member]
Issued Debt Instruments and Other Financial Liabilities (Details) - Schedule of maturities of senior bonds [Line Items]
Issued debt instruments	$ 1,356,688	$ 2,105,809